General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
General and Administrative Expenses [Abstract]
Professional fees	$ 367,938	$ 953,623
Wages and benefits	1,111,659	133,252
Director fees	56,067	243,941
Travelling expenses	6,456	10,578
Depreciation of property and equipment	1,596	1,779
Depreciation of right of use assets	72,056	42,777
Meals and entertainment	39,020	36,504
Office expenses	69,271	15,336
Insurance costs	88,232	120,087
Other	270,017	200,504
Total	$ 2,082,312	$ 1,758,381